Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com

Telephone: 202/387-5400              Fax:  949/673-4525

                    August 26, 2013

Russell Mancuso
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Canyonwalk Acquisition Corporation
		File No. 0-54978

Dear Mr. Mancuso

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of July 18, 2013, is Amendment No. 1 to the Canyonwalk Acquisition
Corporation Form 10-12G. The written acknowledgement from the Company has been filed simultaneously with the amendment and this letter.

     The following response addresses the comment of the reviewing staff of the Commission as set forth in its comment letter.

Facing Page

    1.  The noted text was a typographical error.

    2.  IRS Employer Identification number has been added.

Business

    3. The disclosure has been amended and no uncertainty existed other than to reflect the careful application of a rule that does not explicity state "automatic" qualification but begins with "to qualify" as an emerging growth company.

    4. The noted language was added in response to a specific comment received from a reviewing examiner for an earlier filing for a similar company in order to additionally clarify that the public company, Canyonwalk, is used as part of a process of taking a private company public. Indeed that private company may choose to utilize an existing public vehicle or may choose to file a registration statement pursuant to the Securities Act of 1933 and not avail itself of the public company. In all cases, the private company is engaging Tiber Creek Corporation to assist it in becoming a public company. Language has been added for clarification and appears on page 1 and language has been deleted on page 15.

Jumpstart Our Business Startups Act


    5.   Disclosure has been added and appears on page 3.

Risk Factors

    6. The risk factor regarding voting control by the existing shareholders has has been added and appears on page 8.

General Business Plan

    7. The noted disclosure has been clarified and appears on page 14.

Undertakings and Understandings Required of Private Companies

    8. The disclosure has been revised to more accurately reflect the understandings of Tiber Creek Corporation and appears on page 17.

Recent Blank Check Companies

     9.	 Tiber Creek enters into contracts wth various private company
 	 clients for its assistance in making that private company a public reporting company. Tiber Creek also provides clients additional services such as assistance in corporate structuring, introductions to the brokerage community and review of documents or materials intended to be used by the private company once a public reporting company. In that regard, like a law firm with many clients, each client of Tiber Creek is a dinstinct and separate entity and the billings to each client is proprietary and confidential. As noted in the Conflicts of Interest section, the use of the public company, such as Canyonwalk, does not pose a conflict of interest between or among clients of Tiber Creek as each of the public companies, such as Canyonwalk is a blank check company and has identical corporate and management structure.

    10. The new directors and new management of Hardwood Acquisition and Lightwood Acquisition are no longer in communication with the original shareholders and the original shareholders do not know the status of any additional stock issuances.

Conflicts of Interest


    11.	The noted disclosure has been revised and appears on page 26.

Signature Page

    12. The typographical error has been corrected and the complete date appears on the signature page.

                         Sincerely,



                         /s/ Lee W. Cassidy